UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3375 Westpark #472
Houston, Texas 77005

(Address of principal executive offices)(Zip code)

Edward L. Jaroski, President
3375 Westpark #472
Houston, Texas 77005

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (713) 624-2312

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW,

Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Church Capital Fund
Schedule of Investments
June 30, 2018

Shares/Principal Amount			Fair Value

CHURCH MORTGAGE BONDS (a)

California		14.01%
	Sonrise Baptist Church of Clovis (c) (d) (e) (i)
594,433	7.50%, 06/01/2020		$520,723

	Trinity Southern Baptist Church of Livermore, California
111,000	7.30%, 03/18/2030		96,359
128,000	7.30%, 09/18/2030		109,952
143,000	7.30%, 03/18/2032		119,577
			325,888
	The United Pentecostal Church of Modesto, Inc. (c) (d) (i)
11,016	7.50%, 11/21/2020		4,541
23,684	7.50%, 05/21/2021		9,732
23,684	7.50%, 11/21/2021		9,704
24,786	7.50%, 05/21/2022		10,145
28,091	7.60%, 11/21/2023		11,506
29,192	7.60%, 05/21/2024		11,975
30,294	7.60%, 11/21/2024		12,378
30,845	7.60%, 05/21/2025		12,616
32,497	7.60%, 11/21/2025		13,301
34,150	7.60%, 05/21/2026		13,991
36,353	7.60%, 05/21/2027		14,821
38,005	7.60%, 11/21/2027		15,400
39,107	7.60%, 05/21/2028		15,850
40,208	7.60%, 11/21/2028		16,300
47,369	7.60%, 11/21/2030		19,218
49,021	7.60%, 05/21/2031		19,893
50,674	7.60%, 11/21/2031		20,568
52,877	7.60%, 05/21/2032		21,468
54,529	7.60%, 11/21/2032		22,139
56,732	7.60%, 05/21/2033		23,039
61,690	7.60%, 05/21/2034		24,830
63,342	7.60%, 11/21/2034		25,495

			348,910
	Victory Christian Center of the Desert, Inc. (c) (d) (i)
16,991	8.40%, 10/15/2020		16,991
17,557	8.40%, 04/15/2021		17,557
18,124	8.40%, 10/15/2021		18,124
19,257	8.40%, 04/15/2022		19,257
19,823	8.40%, 10/15/2022		19,823
20,389	8.40%, 04/15/2023		20,389
21,522	8.40%, 10/15/2023		21,522
22,655	8.40%, 04/15/2024		22,655
23,221	8.40%, 10/15/2024		23,221
24,354	8.40%, 04/15/2025		24,354
25,487	8.40%, 10/15/2025		25,487
26,619	8.40%, 04/15/2026		26,619
27,186	8.40%, 10/15/2026		27,186
28,885	8.40%, 04/15/2027		28,885
30,018	8.40%, 10/15/2027		30,018
31,150	8.40%, 04/15/2028		31,150
32,283	8.40%, 10/15/2028		32,283
33,982	8.40%, 04/15/2029		33,982
35,115	8.40%, 10/15/2029		35,115
36,814	8.40%, 04/15/2030		36,814
38,513	8.40%, 10/15/2030		38,513
39,646	8.40%, 04/15/2031		39,646
41,911	8.40%, 10/15/2031		41,911
43,044	8.40%, 04/15/2032		43,044
45,310	8.40%, 10/15/2032		45,310
47,009	8.40%, 04/15/2033		47,009
49,274	8.40%, 10/15/2033		49,018
50,973	8.40%, 04/15/2034		50,708
39,080	8.40%, 10/15/2034		38,876
			905,467
Florida		15.12%
	Abyssinia Missionary Baptist Church Ministries, Inc. (e) (i)
1,374,096	2.00%, 06/01/2027		672,483

	Bethel Baptist Institutional Church, Inc. (e) (i)
251,757	0.00%, 01/01/2022 (f)		25
1,625,970	4.50%, 01/01/2022		1,005,012
			1,005,037
	Manifestations Worldwide, Inc.
56,000	7.60%, 03/17/2034		47,415
59,000	7.60%, 09/17/2034		49,696
60,000	7.60%, 03/17/2035		50,178
63,000	7.60%, 09/17/2035		52,422
65,000	7.60%, 03/17/2036		53,690
68,000	7.60%, 09/17/2036		55,828
70,000	7.60%, 03/17/2037		57,141
73,000	7.60%, 09/17/2037		59,583

76,000	7.60%, 03/17/2038		61,682
79,000	7.60%, 09/17/2038		63,642
			551,277
	Iglesia Cristiana La Nueva Jerusalem, Inc. (e) (i)
121,013	7.00%, 11/5/2019		92,781

	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d) (e) (i)
778,852	5.25%, 07/01/2036		366,060

	Truth For Living Ministries, Inc. (c) (d) (e) (i)
308,054	4.00%, 11/15/2022		82,127

Georgia		6.53%
	Victory Baptist Church of Loganville, Inc
69,000	7.90%, 07/15/2030		62,141
74,000	7.90%, 07/15/2031		65,742
81,000	7.90%, 07/15/2032		71,030
87,000	7.90%, 07/15/2033		75,742
90,000	7.90%, 01/15/2034		78,084
95,000	7.90%, 07/15/2034		82,099
98,000	7.90%, 01/15/2035		84,172
101,000	7.90%, 07/15/2035		86,365
106,000	7.90%, 01/15/2036		90,079
110,000	7.90%, 07/15/2036		93,060
115,000	7.90%, 01/15/2037		97,209
119,000	7.90%, 07/15/2037		99,781
123,000	7.90%, 01/15/2038		102,766
129,000	7.90%, 07/15/2038		107,470
			1,195,740
Illinois		1.24%
	First Baptist Church of Melrose Park (c) (d) (i)
19,843	7.80%, 06/12/2019		8,274
20,976	7.80%, 12/12/2019		8,787
20,976	7.80%, 06/12/2020		8,800
22,677	7.80%, 12/12/2020		9,524
23,244	7.80%, 06/12/2021		9,728
23,811	7.80%, 12/12/2021		9,936
25,512	7.80%, 06/12/2022		10,633
28,347	7.90%, 12/12/2023		11,823
28,913	7.90%, 06/12/2024		12,077
30,614	7.90%, 12/12/2024		12,739
31,748	7.90%, 06/12/2025		13,223
24,378	7.90%, 06/12/2030		10,071
48,756	7.90%, 12/12/2030		20,141
13,606	7.90%, 12/12/2033		5,577
63,496	7.90%, 06/12/2034		26,027
66,331	7.90%, 12/12/2034		27,189
25,512	8.00%, 12/12/2022		10,613
27,213	8.00%, 06/12/2023		11,337

			226,499
Indiana		4.28%
	Madison Park Church of God, Inc. (e) (i)
1,674,128	5.50%, 01/01/2033		783,157

Louisiana		3.50%
	Living Way Apostolic Church, Inc.
103,000	7.90%, 10/20/2030		92,350
15,000	7.90%, 10/20/2031		13,263
91,000	7.90%, 04/20/2032		80,307
121,000	7.90%, 10/20/2032		105,706
126,000	7.90%, 04/20/2033		109,998
136,000	7.90%, 04/20/2034		117,789
141,000	7.90%, 10/20/2034		121,359
			640,772
Maryland		0.24%
	Ark of Safety Christian Church, Inc. (c)(d) (e) (i)
46,508	4.50%, 05/15/2027		44,233

Massachusetts		1.48%
	Harvest Ministries of New England, Inc.
95,000	7.30%, 02/20/2033		78,993
114,000	7.30%, 08/20/2033		94,289
118,000	7.30%, 02/20/2034		97,220
			270,502
North Carolina		0.10%
	Accumulated Resources of Kindred Spirits (c) (d) (i)
60,726	7.75%, 12/01/2009		18,430

Rhode Island		3.85%
	The Cathedral of Life Christian Assembly (d) (i)
23,000	7.50%, 08/15/2020		13,791
23,000	7.50%, 02/15/2021		13,791
25,000	7.50%, 08/15/2021		14,990
25,000	7.50%, 02/15/2022		14,990
35,000	7.60%, 08/15/2026		20,923
37,000	7.60%, 02/15/2027		22,129
39,000	7.60%, 08/15/2027		23,185
40,000	7.60%, 02/15/2028		23,788
41,000	7.60%, 08/15/2028		24,386
43,000	7.60%, 02/15/2029		25,581
45,000	7.60%, 08/15/2029		26,780
46,000	7.60%, 02/15/2030		27,379
48,000	7.60%, 08/15/2030		28,574
50,000	7.60%, 02/15/2031		29,770
52,000	7.60%, 08/15/2031		30,966
53,000	7.60%, 02/15/2032		31,567
58,000	7.60%, 02/15/2033		34,557
60,000	7.60%, 08/15/2033		35,442

62,000	7.60%, 02/15/2034		36,623
65,000	7.60%, 08/15/2034		38,396
67,000	7.60%, 02/15/2035		39,577
70,000	7.60%, 08/15/2035		41,349
62,000	7.60%, 08/15/2036		36,623
58,000	7.60%, 02/15/2037		34,261
7,000	7.60%, 08/15/2037		4,135
26,000	8.00%, 08/15/2022		15,572
28,000	8.00%, 02/15/2023		16,789
			705,914
Tennessee		3.30%
	Grace Christian Fellowship Church, Inc. (c) (d) (i)
38,000	8.40%, 07/18/2021		13,099
39,000	8.40%, 10/18/2021		13,459
40,000	8.40%, 01/18/2022		13,820
41,000	8.40%, 04/18/2022		14,178
41,000	8.40%, 07/18/2022		14,100
42,000	8.40%, 10/18/2022		14,452
44,000	8.40%, 01/18/2023		15,154
44,000	8.40%, 04/18/2023		15,162
45,000	8.40%, 07/18/2023		15,516
46,000	8.40%, 10/18/2023		15,870
47,000	8.40%, 01/18/2024		16,229
47,000	8.40%, 04/18/2024		16,234
34,000	8.40%, 07/18/2024		11,700
50,000	8.40%, 10/18/2024		17,210
51,000	8.40%, 01/18/2025		17,564
52,000	8.40%, 04/18/2025		17,914
54,000	8.40%, 10/18/2025		18,619
56,000	8.40%, 01/18/2026		19,314
56,000	8.40%, 04/18/2026		19,320
58,000	8.40%, 10/18/2026		19,911
60,000	8.40%, 01/18/2027		20,604
35,000	8.40%, 10/18/2028		11,953
30,000	8.40%, 01/18/2029		10,248
52,000	8.40%, 04/18/2029		17,763
20,000	8.40%, 07/18/2029		6,834
75,000	8.40%, 10/18/2029		25,628
77,000	8.40%, 01/18/2030		26,319
78,000	8.40%, 04/18/2030		26,653
81,000	8.40%, 07/18/2030		27,686
81,000	8.40%, 10/18/2030		27,686
21,000	8.40%, 04/18/2031		7,180
38,000	8.40%, 07/18/2031		12,992
88,000	8.40%, 10/18/2031		30,087
100,000	8.40%, 04/18/2033		34,210
			604,668
Washington		1.96%
	Cascade Christian Center of Skagit Valley (e) (i)

528,742	5.00%, 10/20/2020		358,329

Total Church Mortgage Bonds (Cost $16,255,441)		53.06%	9,718,997

CHURCH MORTGAGE LOANS (b)

California		2.54%
	Mount Olive Missionary Baptist Church of Fresno (e) (i)
837,361	3.50%, 08/25/2020		465,824

Georgia		3.39%
	God First Breakthrough Ministries, Inc. (e) (i)
959,048	3.00%, 03/01/2020		621,080

Nevada		0.79%
	Iglesia Christiana Verbo De Dios, Inc. (e) (i)
252,808	4.00%, 04/1/2023		145,213

Texas		2.32%
	Pleasant Grove Baptist Church (e) (i)
773,186	4.00%, 08/01/2022		$424,479

Total Church Mortgage Loans (Cost $2,822,404)		9.04%	1,656,596

EXCHANGE TRADED FUNDS		36.06%

Exchange Traded Funds
17,500	PIMCO 1-3 Year US Treasury ETF		875,175
8,300	PIMCO Investment Grade Corporate Bond ETF		832,656
35,000	PowerShares Senior Loan Portfolio ETF		801,500
10,000	Vanguard Intermediate-Term Bond ETF		809,700
12,800	Vanguard Intermediate-Term Treasury ETF		801,920
10,000	Vanguard Intermediate-Term Corporate Bond ETF		835,200
10,300	Vanguard Short-Term Bond ETF		805,563
10,800	Vanguard Short-Term Corporate Bond ETF		843,480
Total Exchnage Traded Funds (Cost $6,668,613) (h)			6,605,194

SHORT TERM INVESTMENT		1.33%

Money Market Fund
244,436	Federated Gov't Obligations Fund-Inst'l Shares- 1.70% (g) (h) (Cost $244,436)		244,436

Total Investments - (Cost $25,990,894)		99.50%	18,225,223

ASSETS IN EXCESS OF LIABILITIES		0.50%	91,381

Net Assets		100.00%	$18,316,604

(a) The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.

The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.
(b) The Mortgagee has the right to prepay the Loans at any time. The Loans are generally considered to be illiquid due to the limited, if any, secondary market. The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's
Church Loan Fund. See Note 3.
(c) Represents non-income producing security.
(d) Security is in default or is delinquent on interest or principal payments. As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer.
(e) The trustee of the issuer has completed restructuring of the bond and/or mortgage. The restructured terms reduced the interest rate and/or shortened the maturity period.
(f) Issuer of security, as a part of the restructure of the bond, will receive an annual credit of ten percent (10%) of the principal for each year the Issuer fulfills its obligations under the restructuring agreement with the trustee. The zero coupon bonds are priced to reflect the portion of principal the Fund believes it will receive.
(g) Variable rate or zero coupon securities; the coupon rate shown represents the yield as of June 30, 2018.
(h) Mutual funds are priced at their NAV as of December31, 2016.
(i) Security is fair valued by management as of June 30, 2018.

As of June 30, 2018, the cost of investments were $25,990,613, the gross unrealized appreciation on investments were $2,473 and the gross unrealized depreciation on investments were $7,768,145, for a net unrealized depreciation of $7,765,672 for federal income tax purposes.

CHURCH CAPITAL FUND

Notes to Schedule of Investments
June 30, 2018 (Unaudited)

SECURITY VALUATIONS

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds and mortgages on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds and mortgages using a pricing service when such prices are believed to reflect fair value. Church bonds and mortgages with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  The fair valuation process used by the Fund has been reviewed and refined by the Fund’s Valuation Committee no less than monthly and has been subject to quarterly review and approval from the Fund’s Board.

For performing Level 3 bonds and mortgages for which there is an available valuation published by an independent pricing service, the inputs are developed using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Certain inputs used by the pricing service are not observable and may be considered proprietary.

When a price from an independent pricing service was unavailable, the Fund’s’ Valuation Committee has used the Market or Income Approach, whichever was appropriate.

Under the Fund’s valuation process, fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  The Adviser has constructed and maintained a benchmark yield curve based on new issue church bonds and mortgages meeting the Fund’s investment requirements.  The Fund has obtained credit research and analysis from various industry sources, including an underwriter of church bonds and mortgages.  The Market Approach is sensitive to changes in the yield of new church bond and mortgage issues and the discount rate applied to the matrix.  A reduced yield causes the price to increase.  An increased discount rate causes the price to decrease.

When the bond or mortgage issue becomes delinquent on sinking fund or mortgage payments or when significant principal or balloon payments are due within the next 3 years, it has been the judgment of the Fund that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Fund, under these circumstances, could determine an adjustment to the matrix price.   The relevant inputs that the Fund could consider in establishing the fair value include, but have not been limited to:

- the general conditions in the church bond market and the overall financial market
- the transaction price of any recent sales or purchases of the security
- the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
- the estimated value of the underlying collateral

 -        the issuer's payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments and/or balloon payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds and mortgages.  When it has become more than a remote possibility that foreclosure proceedings are probable, the Fund's management has taken an Income Approach to the valuation of the securities.  The relevant inputs that the Fund's managment could consider in using the Income Approach to determine a fair value include, but have not been limited to:

- any current independent appraisal values or independent broker opinion of value of the property securing the bonds and mortgages
- any current listing price or related data
- index adjusted appraisal values or broker opinion of value based on published real estate sources
- estimated costs associated with the disposition of the property
- risk adjusted discount rate
- estimated time to sell in years
- probability of foreclosure

The Income Approach is sensitive to changes in property value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in a property value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease.  Such movements in the property value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  An increase in time to sell causes an increase in the discount rate and the costs associated with the disposition of the property.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Fund could also incorporate a probability analysis into its valuation approach for certain defaulted bonds and mortgages, whereby the value of the bond or mortgage is derived from a weighted assessment by the Fund of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Fund's consideration of the likelihood of each outcome.

Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the California Baptist Foundation’s Church Loan Fund (“Loan Fund”). The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that the Fund’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations if any, held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other are valued at fair value as determined in good faith by or on behalf of the Trustees.  The Level 1 investments in exchange traded funds and money market funds are generally priced at the respective fund's ending Net Asset Value ("NAV").

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1- Quoted prices in active markets for identical assets or liabilities and NAV for money market funds and ETF's.

Level 2- Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3- Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds and church mortgage loans are generally categorized as Level 3. For Level 3 securities the Fund uses a pricing service (a) only for those securities that are performing; (b) only when such pricing service prices are believed to reflect fair value of the securities.

The following table presents information about the Fund’s assets measured at fair value as of June 30, 2018:

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Balance as of
Assets	(Level 1)	(Level 2)	(Level 3)	30-Jun-18
Church Mortgage Bonds 0		0	$9,718,996	9,718,996
Church Mortgage Loans 0		0	1,656,596	1,656,596
Exchange Traded Funds 6,605,194		0	0	0
Short Term Investments 244,436		0	0	0
	$6,849,630	0	$11,375,592	$18,225,222

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the period ended June 30, 2018.

See the Schedule of Investments for state classification of church mortgage bonds and loans.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 4/1/2018	$9,812,653	$1,674,821	$11,487,474
Accrued Accretion/(Amortization)	0	0	0
Unrealized Appreciation/(Depreciation)	-26,843	12,298	-14,545
Realized Gain/(Loss)	0	0	0
Gross Sales and Paydowns	-66,814	-30,523	-97,337
Gross Restructures	0	0	0
Transfers In/(Out) of Level 3	0	0	0
Balance as of 6/30/2018	$9,718,996	$1,656,596	$11,375,592

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within the 90 days of the filing date of this report (the "Evaluation Date" based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CHURCH CAPITAL FUND

By /s/ Edward L. Jaroski

Edward L. Jaroski

President

Date: August 29, 2018

By /s/ Richard A. Nunn

Richard A. Nunn

Treasurer

Date: August 29, 2018

By /s/ Carla Homer

   Carla Homer,

   Secretary

Date August 29, 2018